Income Taxes - Schedule of Activity in Valuation Allowance on Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 30,712	$ 29,899	$ 5,101
Charges to income tax expense	72	894	25,520
Deductions	(23,331)	(81)	(722)
Balance at end of year	$ 7,453	$ 30,712	$ 29,899